UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Technology  Crossover  Management  VII,  Ltd.
Address:  c/o  Technology Crossover Ventures
          528 Ramona Street
          Palo Alto, CA 94301

Form 13F File Number: 28-14824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Frederic D. Fenton
Title:  Authorized Signatory
Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Frederic D. Fenton         Palo Alto, California           August 1, 2012
 [Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total:   $1,049,572
                                         (thousands)

List of Other Included Managers

No.      Form 13F File Number       Name

                                                                                                             Voting
                    Title of                Value     Shares/     Sh/  Put/  Invstmt   Other                Authority
Name of Issuer       Class      CUSIP      (x$1000)    PrnAmt     Prn  Call  Dscretn  Managers     Sole       Shared    None
---------------     --------  ---------    --------  ----------   ---  ----  -------  --------   ---------  ---------   ----
Electronic Arts,
Inc.*               Common   285512109       91,225  7,386,671*    SH        Sole                7,386,671*   0          0
Envestnet, Inc.     Common   29404K106       20,984  1,748,644     SH        Sole                1,748,644    0          0
ExactTarget, Inc.   Common   30064K105      317,783 14,537,188     SH        Sole               14,537,188    0          0
                    Class A
Facebook, Inc**     Common   30303M102       25,104    807,329     SH        Sole                  807,329    0          0
Groupon,            Class A
Inc.                Common   399473107      202,431 19,043,356     SH        Sole               19,043,356    0          0
HomeAway, Inc.**    Common   43739Q100      161,707  7,438,220**   SH        Sole                7,438,220**  0          0
Interactive Brokers
Group, Inc.**       Common   45841N107       51,520  3,500,000**   SH        Sole                3,500,000**  0          0

K12 Inc.            Common   48273U102       93,200  4,000,000     SH        Sole                4,000,000    0          0
Netflix, Inc.       Common   64116L106       23,518    343,400     SH        Sole                  343,400    0          0
Splunk, Inc.        Common   848637104       62,101  2,210,000     SH        Sole                2,210,000    0          0

                                           ---------
                              TOTAL         $1,049,572


*  does not include shares owned by TCV V, L.P. or TCV VI L.P.
** does not include shares owned by TCV VI, L.P.